CREDIT RISK AND CONCENTRATION - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio (as a percent)			10.00%
Net sales	[1]		$ 15,921	$ 24,310	$ 65,623
China
Concentration Risk
Net sales			1,858	2,286	$ 2,439
Cash, Cash Equivalents and Short Term Investments | Countries Other than US | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents and short-term investments			$ 53,800	$ 28,600
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk
Concentration of risk (as a percent)			0.00%	1.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk
Concentration of risk (as a percent)			92.00%	91.00%
Net sales			$ 35,000
Accounts Receivable | Customer Concentration Risk | Customer B | Subsequent Event
Concentration Risk
Net sales		$ 8,000
Subsidiaries | Cash, Cash Equivalents and Short Term Investments | China | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents and short-term investments			$ 12,200	$ 12,200

[1]	Revenue recognized for the years ended December 31, 2021, 2020 and 2019 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.4 million, $1.2 million and $2.8 million, respectively.